Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Milliman Variable Insurance Trust
Entity Central Index Key	0001844255
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Growth Fund
Class Name	Class 3
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 3	$55	1.09%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,617,741
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,617,741
Number of Holdings	73
Portfolio Turnover	17%

Holdings [Text Block]

Top Sectors**	(%)
Information Technology	32.2%
Industrials	15.9%
Communication Services	14.9%
Health Care	14.9%
Consumer Discretionary	13.0%
Financials	5.4%
Consumer Staples	4.4%
Materials	2.2%
Real Estate	0.6%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Microsoft Corp.	8.9%
Broadcom, Inc.	7.0%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.5%
NVIDIA Corp.	5.4%
TransDigm Group, Inc.	5.0%
Meta Platforms, Inc.	4.5%
Eli Lilly & Co.	4.2%
Apple, Inc.	3.0%
Netflix, Inc.	2.7%
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at no cost by calling 1-855-700-7959.
Changes to Fund’s Portfolio Management Team:
As of April 1, 2025, Jordan Rosenfeld is no longer a portfolio manager of the Funds.
Other Material Fund Changes:
Effective upon close of business on August 15, 2025, the Funds ceased operations and shares of the Funds were no longer available for purchase, including from new insurance company accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Income and Growth Fund
Class Name	Class 3
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Income and Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 3	$55	1.09%
[3]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,580,558
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,580,558
Number of Holdings	54
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors**	(%)
Information Technology	22.9%
Health Care	16.9%
Financials	16.1%
Industrials	11.9%
Consumer Staples	8.9%
Consumer Discretionary	7.9%
Communication Services	6.8%
Utilities	3.9%
Energy	3.3%
Cash & Other	1.4%

Top 10 Issuers	(%)
Broadcom, Inc.	9.0%
Microsoft Corp.	7.7%
Philip Morris International, Inc.	5.8%
Eli Lilly & Co.	3.6%
Marsh & McLennan Cos., Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Apple, Inc.	3.0%
Capital One Financial Corp.	2.7%
General Electric Co.	2.5%
Meta Platforms, Inc.	2.4%
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at no cost by calling 1-855-700-7959.
Changes to Fund’s Portfolio Management Team:
As of April 1, 2025, Jordan Rosenfeld is no longer a portfolio manager of the Funds.
Other Material Fund Changes:
Effective upon close of business on August 15, 2025, the Funds ceased operations and shares of the Funds were no longer available for purchase, including from new insurance company accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources

[1]
*	Annualized

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.